Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company uses a third-party information technology support service provider to manage its information system, including cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks.

As of the date of this Form 20-F, the Company has not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this Form 20-F, the Company has not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

The Company's Chief Financial Officer (the "CFO") is responsible for assessing and managing material risks from cybersecurity threats.  The CFO oversees the Company's efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents.

The Company's board of directors (the "Board") has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats.  The CFO reports to the Board on cybersecurity risk management matters as needed.  Any material cybersecurity incidents would be reported to the Board by the CFO.  In the case of a material cybersecurity incident, the Board is responsible for ensuring that the proposed action and disclosure of the incident is adequate and that measures are put in place to prevent further incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company's board of directors (the "Board") has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CFO oversees the Company's efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]

The Company's Chief Financial Officer (the "CFO") is responsible for assessing and managing material risks from cybersecurity threats.  The CFO oversees the Company's efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents.

The Company's board of directors (the "Board") has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats.  The CFO reports to the Board on cybersecurity risk management matters as needed.  Any material cybersecurity incidents would be reported to the Board by the CFO.  In the case of a material cybersecurity incident, the Board is responsible for ensuring that the proposed action and disclosure of the incident is adequate and that measures are put in place to prevent further incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company's Chief Financial Officer (the "CFO") is responsible for assessing and managing material risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CFO reports to the Board on cybersecurity risk management matters as needed. Any material cybersecurity incidents would be reported to the Board by the CFO.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true